Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity

3. Stockholders’ Equity

We are authorized to issue 500,000,000 shares of Common Stock, $0.0001 par value per share. We are authorized to issue 10,000,000 shares of Preferred Stock, $0.0001 par value per share. The Board of Directors has the authority to establish one or more series of Preferred Stock and fix relative rights and preferences of any series of Preferred Stock. On January 2, 2018, the board of directors authorized the issuance of a Series A Convertible Preferred Stock, of which Two Hundred Thousand (200,000) shares are outstanding as of September 30, 2018. Each Preferred Share shall have a par value of $0.0001.

The Company’s wholly-owned Indonesian subsidiary, PT. Kinerja Indonesia, has 20,000,000 authorized shares of capital stock, par value $0.001 of which 18,000,000 shares were issued and outstanding at September 30, 2018. Prior to the acquisition of the 18,000,000 shares of PT. Kinerja Indonesia (the “PT. Kinerja Indonesia Shares”), 75% or 13.5 million the PT. Kinerja Indonesia Shares were owned by Edwin Ng, Chairman and CEO of the Company and the remaining 25% of the PT. Kinerja Indonesia Shares were owned as follows: (i) Mr. Henful, 1.8 million shares; (ii) Mr. Eric Wibowo, 900,000 shares; and (iii) PT. Adelyus Anugerah Abadi, 1.8 million shares.

Stock-Based Compensation

During the nine months ended September 30, 2018, the Company did not issue stock-based compensation.

Shares issued for services

During the nine months ended September 30, 2018, the Company issued 2,257,778 shares of restricted common stock for services provided. The shares were valued at the closing price as of the date of the underlying agreements (ranging from $0.85 to $1.39) and resulted in current recognition of $3,302,441 in consulting service expense.

Based on agreement with Bear Creek Capital on January 29, 2018, the Company shall issue an additional 25,000 shares 120 days from the agreement, provided the Company is still using the service of the party. Consequently, the Company recorded the stock payable amounting to $34,000 to the party, as the shares were not issued prior to September 30, 2018.

Preferred Stock for Cash

On January 2, 2018, the Company issued 400,000 Series A Convertible Preferred Stock to an institutional investor for an aggregate purchase price of $500,000. The Series A Convertible Preferred Stock was convertible into 400,000 shares of the Company’s common stock at a conversion price of $1.25 per share. On July 11, 2018, the Company issued to the institutional investor a total of 416,667 shares of common stock, pursuant to a notice of conversion dated July 9, 2018, in connection with the conversion of $250,000 in principal amount of the Series A Convertible Preferred Stock, at an adjusted conversion price of $0.60, which adjustment was subject to an agreement between the Company and the institutional investor. The Company recognized a loss on conversion in the amount of $246,745, In addition, on January 2, 2018, the Company issued to the institutional investor Class N Warrants exercisable to purchase an additional 400,000 shares on a cashless basis, at an exercise price of $1.25 per Share, during a period of three (3) years from the date of the Agreement. The warrants were valued using the Black-Scholes pricing model to estimate the relative fair value of $300,772.

Warrant Exercise

On January 4, 2018, Firstfire Global Opportunities Fund LLC exercised their warrants and paid $100,000 in consideration for the issuance of 100,000 shares.

Notes Payable Conversion

From June 25, 2018 to September 30, 2018, Tangiers Global, LLC, Power Up Lending Group, Ltd and Crossover Capital Fund I, LLC converted a total of $662,862 in the principal amount of their notes together with accrued interest of $48,822 into 2,408,489 shares of Common Stock based upon an average conversion price of $0.15 - 1.25. The conversion resulted in the loss of conversion for the Company of $1,396,433.

3. Stockholders’ Equity

On January 15, 2016 we amended our certificate of incorporation to increase authorized capital to include 10 million shares of $.0001 par value preferred shares. No preferred shares have been issued.

Issuance of Shares of Common Stock for Services during twelve months ended December 31, 2017

During the three months ended December 31, 2017, the Company authorized the issuance of 800,000 shares of Common Stock Lyon Capital LLC, Security Compliance Corp, Amir Uziel Economic Consulting Ltd and JFS Investment Inc. for the services provided by the entities. These shares were valued using the share price on the date of the grant, ranging from $1.19 to $2.00 resulting in an expense of $1,182,100.

Debt Conversion into Shares of Common Stock during the twelve months ended December 31, 2017

During the twelve months ended December 31, 2017, the Company agreed to convert $100,000 in debt into 200,000 shares of common stock and 200,000 warrants. The debt was non-convertible, and the borrowings took place on May 7, 2017, but were subsequently fully converted on May 23, 2017. As a result, the Company incurred a loss of $396,007 in connection with the shares issued, and a loss of $138,007 in connection with the warrants issued, which was recorded as additional paid-in capital.

Shares Underlying Convertible Notes Issued during the twelve months ended December 31, 2017

In connection with the Company’s investment agreement with Crown Global as discussed throughout the report, the Company issued a commitment fee note payable of $75,000 to Crown. The commitment fee note payable bears an interest rate of 10% and is due on June 17, 2018. The note has a conversion price of $1.25, but in the event of maturity default, the conversion price shall be equal to the lower of (i) the conversion price or (ii) 65% of the average of the two (2) lowest trading prices of the Common Stock during the twenty (20) trading days prior to the date on which the holder elects to convert all or part of the note and holder gives notice of conversion to the Company and its transfer agent.

On November 9, 2017, the Company executed a 10% fixed convertible promissory note payable to Crown Global LLC in the principal amount of $330,000. The note, which is due seven and one half months from the date mentioned above, was funded by the investor in the initial consideration of $150,000 on November 15, 2017 and $150,000 on December 19, 2017. The note is convertible into shares of Common Stock at a conversion price of $1.25 per share if converted within seven and one half months, or thereafter the conversion price shall be equal to the lower of (i) the conversion price or (ii) 65% of the average of the two (2) lowest trading prices of the Common Stock during the twenty (20) trading days prior to the date on which the holder elects to convert all or part of the note and holder gives notice of conversion to the Company and its transfer agent.

On December 1, 2017, the Company executed an 8% fixed convertible promissory note payable to Crossover Capital Fund I, LLC in the principal amount of $115,000. The note is due eight months from the date as mentioned above. The note is convertible into shares of Common Stock at a conversion price of $1.3 per share if converted within 8 months, or thereafter the conversion price shall be equal to the lower of (i) the fixed price or (ii) 65% of the average of the two (2) lowest trading prices of the Common Stock as reported on the National Quotations Bureau OTC market on which the Company’s shares are traded, for the twenty (20) prior trading days including the day upon which a notice of conversion is received by the Company or its transfer agent.

In accordance with ASC 470, the Company has analyzed the beneficial nature of the initial conversion terms of the fixed convertible notes and determined that a beneficial conversion feature (BCF) exists because the effective conversion price was lower than the quoted market price at the time of the issuance. As of December 31, 2017, the Company recognized a $51,638 BCF, and amortization expenses of $11,983 on the discount.

As of December 31, 2017, the Company reserved 3,342,008 shares underlying the convertible notes as discussed above.

In December 2017, the Company made a cash payment to Ace Legends Pte. Ltd. in connection with a partnership in game development for a total of $60,000. The Company entered into an agreement with Ace Legends Pte Ltd on July 31, 2017, which agreement was amended to commence on December 1, 2017. The agreement is for a period of 18 months and as part of the agreement, the Company agreed to issue 80,000 shares of common stock that were valued at $128,000 the date of the agreement. The shares remain unissued as of December 31, 2017, but are included as an asset of the Company.

Common Stock and Warrants Issued for Cash during the twelve months ended December 31, 2017

During the three months ended September 30, 2017, the Company authorized the issuance of 181,818 shares of common stock for cash at $1.10 per share for a total to be earned of $200,000. As of December 31, 2017, none of these shares have been issued and outstanding even though the Company received $50,000 with respect to these shares. As a result, the Company recorded $50,000 in stock payable as of December 31, 2017.

During the twelve months ended December 31, 2017, the Company received $902,000 through a placement of 1,359,000 common stock units to investors for an offering price of $0.50 and $1.00 per unit. Each unit consisted of one share of common stock and one warrant to purchase common stock. The 964,000 warrants are exercisable at $2.00 and $1.00 and expire one year from the date of issuance. The warrants were valued using the Black-Scholes pricing model to estimate the relative fair value of $404,767. The Black-Sholes-Merton pricing model assumptions used are as follows: expected dividend yield of 0%; risk-free interest rate of 1.36%; expected volatility between 179% and 181%, and warrant exercise period based upon the stated terms. The warrants were classified within stockholders’ equity.

Stock-Based Compensation during the twelve months ended December 31, 2017

During the twelve months ended December 31, 2017, the Company issued 1,475,000 fully vested shares of the Company common stock and 2,050,000 warrants to consultants as payment for services. As the equity instruments issued are fully vested and non-forfeitable, the fair value of the grants was recognized as an increase additional paid-in capital at the measurement date. The shares were valued at the closing price as of the date of the underlying agreements (ranging from $0.65 to $2.93).

The warrants were valued using the Black-Scholes pricing model to estimate the fair value of $1,251,821 and resulted in current recognition in additional consulting services. The Black-Sholes pricing model assumptions used are as follows: expected dividend yield of 0%; risk-free interest rate of 1.21%; expected volatility between 179% and 185%, and warrant exercise period based upon the stated terms.

During the three months ended December 31, 2017, the Company issued 800,000 restricted shares of the Company common stock as payment for services.

Debt Conversion into Shares of Common Stock during the twelve months ended December 31, 2016

On February 19, 2016 we issued 30,000 shares of our common stock in settlement of $15,750 in accounts payable. The settlement resulted in a loss of $9,003. The shares were valued at $24,753 at the date of settlement. The loss is reflected as additional paid-in capital.

Stock issued upon completion of Regulation S offering during the twelve months ended December 31, 2016

We received $1,105,000 through a placement of common stock units. Each unit consists of one share of common stock and one warrant to purchase common stock. The units were sold for the offering price of $0.50 per unit and resulted in the issuance of 2,210,000 shares of common stock and 2,210,000 warrants. The warrants are exercisable at $1.00 and expire two years from the date of issuance and had a fair market value of $425,425.

Stock-Based Compensation during the twelve months ended December 31, 2016

On February 19, 2016, we issued 1,333,333 shares of our common stock to Mr. Ng (an officer and director of the company) individually and as control person of PT Kinerja as payment for services as part of a service agreement resulting from the license agreement. The shares were valued at the closing price as of the date of the agreement ($0.9001) and resulted in full recognition of $1,200,133 in consulting services expense.

On June 15, 2016, we issued 300,000 shares of our common stock to an unrelated party as payment for a service agreement. The shares were valued at the closing price as of the date of the agreement ($0.77) and resulted in full recognition of $231,000 in consulting services expense.

In July 2016, we issued 100,000 shares of our common stock to an unrelated party as payment for a service agreement. The shares were valued at the closing price as of the date of the agreement ($0.77) and offset by $1,000 in cash received for the shares. This resulted in full recognition of the excess of fair value over cash received of $77,000 as consulting services expense.

The Company received $150,000 in proceeds from a stock rights offering. The $150,000 will remain a liability until the full minimum offering of $500,000 s met and completed. Unspent funds are segregated and reported as $16,181 restricted cash on the accompanying balance sheet and a deficiency of $133,819 as of December 31, 2016.

Contributed Capital in 2016

We received $7,947 in cash from a related party. As the Company was not obligated to issue shares of common stock or other forms of equity, the receipt was determined to be accounted for as contributed capital.